CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	431,000,000	431,000,000
Common stock, shares issued	133,477,494	133,294,897
Treasury stock, common shares	311,133	25,920